DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 22, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Funds listed below (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333- 170122; 811-22487)

Xtrackers FTSE Developed ex US Multifactor ETF

Xtrackers Russell US Multifactor ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers USD High Yield Corporate Bond ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers USD High Yield BB-B ex Financials ETF
Xtrackers MSCI Emerging Markets Climate Selection ETF

Xtrackers MSCI EAFE Selection Equity ETF (formerly known as Xtrackers MSCI EAFE
ESG Leaders Equity ETF)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI USA Selection Equity ETF (formerly known as Xtrackers MSCI USA ESG
Leaders Equity ETF)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers S&P 500 Scored & Screened ETF (formerly known as Xtrackers S&P 500 ESG ETF)

Xtrackers S&P MidCap 400 Scored & Screened ETF (formerly known as Xtrackers S&P MidCap
400 ESG ETF)

Xtrackers S&P 500 Growth Scored & Screened ETF (formerly known as Xtrackers S&P 500
Growth ESG ETF)

Xtrackers S&P Dividend Aristocrats Screened ETF (formerly known as Xtrackers S&P ESG
Dividend Aristocrats ETF)
Xtrackers S&P 500 Diversified Sector Weight ETF

Xtrackers S&P 100 Ex Top 20 ETF (formerly Xtrackers S&P 500 Value Scored & Screened ETF and, prior to that, Xtrackers S&P 500 Value ESG ETF)

Xtrackers MSCI Kokusai Equity ETF

Xtrackers RREEF Global Natural Resources ETF

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on December 18, 2025.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President and Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.